PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment (Details) - ZAR (R) R in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R 3,909,500
Additions other than through business combinations, property, plant and equipment	3,113,900	R 1,030,900	R 598,400
Additions - right-of-use assets	4,500	6,100
Lease modifications	4,400	(600)
Lease derecognitions	(400)	(1,200)
Closing balance	6,794,900	3,909,500
Purchase of property, plant and equipment, classified as investing activities	2,985,700	1,145,200	584,100
Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,874,700
Closing balance	6,769,200	3,874,700
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	34,800
Closing balance	25,700	34,800
Mine plant facilities and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,792,900
Closing balance	1,900,000	1,792,900
Mine plant facilities and equipment | Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,783,200
Closing balance	1,894,100	1,783,200
Mine plant facilities and equipment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	9,700
Closing balance	5,900	9,700
Mine property and development
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,612,100
Closing balance	1,665,800	1,612,100
Mine property and development | Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,587,000
Closing balance	1,646,000	1,587,000
Mine property and development | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	25,100
Closing balance	19,800	25,100
Exploration assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	6,500
Closing balance	9,500	6,500
Exploration assets | Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	6,500
Closing balance	9,500	6,500
Exploration assets | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Closing balance	0	0
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	498,000
Closing balance	3,219,600	498,000
Capital work in progress | Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	498,000
Closing balance	3,219,600	498,000
Capital work in progress | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Closing balance	0	0
Ergo Solar Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	498,000
Closing balance	2,606,600	498,000
FWGR RTSF construction
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Closing balance	603,800	0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	6,204,400	5,167,700
Additions other than through business combinations, property, plant and equipment	3,113,900	1,022,600
Additions - right-of-use assets	4,500	6,100
Lease modifications	4,400	(600)
Lease derecognitions	(4,500)	(5,000)
Disposals and scrapping	(68,000)	(6,800)
Change in estimate of decommissioning asset	34,700	20,400
Closing balance	9,289,400	6,204,400	5,167,700
Purchase of property, plant and equipment, classified as investing activities	2,862,200	959,700
Cost | Mine plant facilities and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,901,600	2,733,900
Additions other than through business combinations, property, plant and equipment	193,100	157,500
Additions - right-of-use assets	0	0
Lease modifications	0	(600)
Lease derecognitions	(1,300)	(4,200)
Disposals and scrapping	(9,600)	(6,600)
Change in estimate of decommissioning asset	22,800	21,600
Closing balance	3,106,600	2,901,600	2,733,900
Cost | Mine property and development
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,788,600	2,419,600
Additions other than through business combinations, property, plant and equipment	196,200	365,100
Additions - right-of-use assets	4,500	6,100
Lease modifications	4,400	0
Lease derecognitions	(3,200)	(800)
Disposals and scrapping	(58,400)	(200)
Change in estimate of decommissioning asset	11,900	(1,200)
Closing balance	2,944,000	2,788,600	2,419,600
Cost | Exploration assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	16,200	14,200
Additions other than through business combinations, property, plant and equipment	3,000	2,000
Additions - right-of-use assets	0	0
Lease modifications	0	0
Lease derecognitions	0	0
Disposals and scrapping	0	0
Change in estimate of decommissioning asset	0	0
Closing balance	19,200	16,200	14,200
Cost | Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	498,000	0
Additions other than through business combinations, property, plant and equipment	2,721,600	498,000
Additions - right-of-use assets	0	0
Lease modifications	0	0
Lease derecognitions	0	0
Disposals and scrapping	0	0
Change in estimate of decommissioning asset	0	0
Closing balance	3,219,600	498,000	0
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,294,900)	(2,083,600)
Depreciation	(270,400)	(217,500)
Lease derecognitions	4,000	4,000
Disposals and scrapping	66,800	2,200
Closing balance	(2,494,500)	(2,294,900)	(2,083,600)
Accumulated depreciation and impairment | Mine plant facilities and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,108,700)	(1,017,000)
Depreciation	(110,300)	(97,900)
Lease derecognitions	4,000	4,000
Disposals and scrapping	8,400	2,200
Closing balance	(1,206,600)	(1,108,700)	(1,017,000)
Accumulated depreciation and impairment | Mine property and development
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,176,500)	(1,056,900)
Depreciation	(160,100)	(119,600)
Lease derecognitions	0	0
Disposals and scrapping	58,400	0
Closing balance	(1,278,200)	(1,176,500)	(1,056,900)
Accumulated depreciation and impairment | Exploration assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(9,700)	(9,700)
Depreciation	0	0
Lease derecognitions	0	0
Disposals and scrapping	0	0
Closing balance	(9,700)	(9,700)	(9,700)
Accumulated depreciation and impairment | Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0	0
Depreciation	0	0
Lease derecognitions	0	0
Disposals and scrapping	0	0
Closing balance	R 0	R 0	R 0